Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued interest	$ 105.7	$ 15.3
Accrued goods and services received, not invoiced	14.7	7.7
Accrued payroll and bonus	3.7	6.2
Other accrued expenses	31.7	31.7
Total	$ 155.8	$ 60.9